     As filed with the Securities and Exchange Commission on August 28, 2003
                                                    1933 Act File No. 333-105502


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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


  [__] Pre-Effective Amendment No. _______ [ X ] Post-Effective Amendment No. 1


                             MFS(R) SERIES TRUST VI
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, Including Area Code: 617-954-5000

                                  -------------

                             Stephen E. Cavan, Esq.
                    Massachusetts Financial Services Company,
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                  -------------

                  Approximate Date of Proposed Public Offering:

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).


Title of Securities Being Registered: Class A, Class B, Class C and Class I shares of beneficial interest in the series of the Registrant designated Technology Fund.


NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.


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                         MFS(R) GLOBAL TOTAL RETURN FUND


                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement contains the following papers and documents:

             o  Cover Sheet
             o  Contents of Registration Statements
             o  Part A - Prospectus/Proxy Statement*
             o  Part B - Statement of Additional Information*
             o  Part C - Other Information
             o  Signature Page
             o  Exhibits

     * Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-105502 on May 23, 2003 and subsequently filed in definitive form pursuant to Rule 497.

     This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of MFS Global Asset Allocation Fund, a series of MFS Series Trust I, into MFS Global Total Return Fund, a series of the Registrant.


                                    FORM N-14
                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Reference is hereby made to (a) Article V of the Trust's Amended and Restated Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed with the SEC via EDGAR on February 28, 2002 and (b) Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the SEC via EDGAR on November 8, 1995.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16. EXHIBITS

         1   (a)  Amended and Restated Declaration of Trust of the Registrant,
dated January 1, 2002. (6)

             (b)  Amendment, dated October 17, 2002, to the Declaration of Trust
                  - Designation of New Class R Shares for MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund.
                  (16)

         2 Master Amended and Restated By-Laws, dated January 1, 2002, as revised September 18, 2002. (13)

         3         Not Applicable.


         4         Agreement and Plan of Reorganization; filed herewith.


         5 Form of Certificate representing ownership of the Registrant's Classes of Shares. (4)

         6         Investment Advisory Agreement, dated January 1, 2002.  (6)

         7   (a)  Distribution Agreement between the Registrant and MFS Fund
                  Distributors, Inc., dated January 1, 1995. (1)

             (b) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD") and a dealer, and the Mutual Fund Agreement between MFD and a bank effective April 6, 2001. (5)

         8    (a) Retirement Plan for Non-Interested Person Trustees, as
                  amended and restated February 10, 1999. (2)

             (b) Amendment to the Retirement Plan for Non-Interested Person Trustees, dated effective July 1, 2002. (16)

             (c)  Retirement Benefit Deferral Plan, dated July 1, 2002. (11)

         9    (a) Master Custodian Agreement between the Registrant and
                  State Street Bank and Trust Company, dated July 2, 2001. (12)

             (b) Global Custody Agreement between the Registrant and Chase Manhattan Bank, dated July 2, 2001. (12)


             (c) Exhibit A, revised May 2, 2003, to the Master Custodian Contract and the Global Custody Agreement; filed herewith.


             (d) Amendment No. 1, dated September 30, 2002, to the Master Custodian Agreement with State Street Bank and Trust Company.
                  (13)

         10 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997 and Amended and Restated October 16, 2002. (17)


         11       Opinion of James R. Bordewick, Jr., including consent.  (19)


         12 Opinion of Kirkpatrick & Lockhart, LLP as to tax matters, including consent; filed herewith.

         13  (a)  Shareholder Servicing Agreement between the Registrant and MFS
                  Service Center, Inc., dated August 10, 1990. (1)


             (b) Amendment to Shareholder Servicing Agreement, dated April 1, 2003. (19)


             (c)  Exchange Privilege Agreement dated July 30, 1997. (3)

             (d)  Dividend Disbursing Agency Agreement, dated August 10, 1990.
                  (1)

             (e) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (7)

             (f) Exhibit A, as revised September 18, 2002, to the Amended and Restated Master Administrative Services Agreement. (16)

             (g) Master 529 Administrative Services Agreement, dated August 1, 2002. (15)

             (h) Addendum, dated October 16, 2002, to the Master 529 Administrative Services Agreement. (15)


         14 Consent of Ernst & Young, LLP, independent accountants to MFS Global Total Return Fund and MFS Global Asset Allocation Fund.
                  (19)


         15       Not Applicable.

         16  (a)  Power of Attorney, dated January 1, 2002. (6)

             (b)  Power of Attorney, dated August 1, 2002. (10)

             (c)  Power of Attorney, dated May 20, 2003. (19)

         17  (a)  MFS Global Total Return Fund Prospectus and Statement of
                  Additional Information, dated March 1, 2003. (17)

             (b) MFS Global Total Return Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002. (18)

             (c) MFS Global Asset Allocation Fund Prospectus and Statement of Additional Information, dated January 1, 2003. (14)

             (d) MFS Global Asset Allocation Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2002. (9)

             (e) MFS Global Asset Allocation Fund's Semi-Annual Report to Shareholders for the six months ended February 28, 2003. (8)
---------------------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the SEC via EDGAR on October 23, 1995.
(2) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.
(3) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(4) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(5) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the SEC via EDGAR on February 28, 2002.
(7) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(8) Incorporated by reference to the Registrant's Form N-30D (File Nos.3 3-34502 and 811-6102) filed with the SEC via EDGAR on April 21, 2003.
(9) Incorporated by reference to the Registrant's Form N-30D (File Nos. 33-34502 and 811-6102) filed with the SEC via EDGAR on October 23, 2002.
(10) Incorporated by reference to MFS Series Trust IX (File Nos. 2-5049 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(11) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on August 28, 2002.
(12) Incorporated by reference to MFS Series Trust X (File Nos. 3-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(13) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002
(14) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on December 27, 2002.
(15) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.
(17) Incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed with the SEC via EDGAR on February 28, 2003.
(18) Incorporated by reference to the Registrant's Form N-30D (File Nos. 33-34502 and 811-6102) filed with the SEC via EDGAR on December 30, 2002.

(19) Incorporated by reference to the Registrant's Form N-14 (File No. 333-105502) filed with the SEC via EDGAR on May 23, 2003.


ITEM 17. UNDERTAKINGS

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

         A copy of the Amended and Restated Declaration of Trust, as amended, of MFS Series Trust VI, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of August, 2003.


                                            MFS SERIES TRUST VI
                                            on behalf of one of its series,
                                            MFS Global Total Return Fund

                                            By: JAMES R. BORDEWICK, JR.
                                                ---------------------------
                                                James R. Bordewick, Jr.
                                                Assistant Clerk and
                                                Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on August 28, 2003.


        SIGNATURE                TITLE
        ---------                -----

JEFFREY L. SHAMES*            Chairman and Trustee
-----------------------
Jeffrey L. Shames


JOHN W. BALLEN*               President (Principal Executive Officer)
-----------------------
John W. Ballen


RICHARD M. HISEY*             Principal Financial Officer and Accounting
-----------------------       Officer
Richard M. Hisey


LAWRENCE H. COHN*             Trustee
-----------------------
Lawrence H. Cohn


WILLIAM R. GUTOW*             Trustee
-----------------------
William R. Gutow


J. ATWOOD IVES*               Trustee
-----------------------
J. Atwood Ives


ABBY M. O'NEILL*              Trustee
-----------------------
Abby M. O'Neill


KEVIN R. PARKE*               Trustee
-----------------------
Kevin R. Parke


LAWRENCE T. PERERA*           Trustee
-----------------------
Lawrence T. Perera


WILLIAM J. POORVU*            Trustee
-----------------------
William J. Poorvu


J. DALE SHERRATT*             Trustee
-----------------------
J. Dale Sherratt


ELAINE R. SMITH*              Trustee
-----------------------
Elaine R. Smith


WARD SMITH*                   Trustee
-----------------------
Ward Smith
                              *By:      JAMES R. BORDEWICK, JR.
                                        -----------------------
                              Name:     James R. Bordewick, Jr.
                                        as Attorney-in-fact


                              Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated January 1, 2002, incorporated by reference to the Registrant's Post-Effective Amendment No. 40, filed with the SEC via EDGAR on July 30, 2002; a Power of Attorney dated August 1, 2002, incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44, filed with the SEC via EDGAR on August 1, 2002 and a Power of Attorney dated May 20, 2003, incorporated by reference to the Registrant's Form N-14, filed with the SEC via EDGAR on May 23, 2003.

                                  EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement pursuant to General Instruction G of Form N-14.


Exhibits                                   Description                   Page


    4         Agreement and Plan of Reorganization.

    9    (c)  Exhibit A, revised May 2, 2003, to the Master Custodian
                Contract and the Global Custody Agreement.

   12         Opinion of Kirkpatrick & Lockhart, LLP